Annual Total Returns (Vanguard Market Liquidity Fund - Investor Shares Retail) (Vanguard Market Liquidity Fund, Vanguard Market Liquidity Fund - Investor Shares)	12 Months Ended
Aug. 31, 2013
Vanguard Market Liquidity Fund | Vanguard Market Liquidity Fund - Investor Shares
Annual Total Return
2012	0.15%
2011	0.16%
2010	0.23%
2009	0.41%
2008	2.69%
2007	5.35%
2006	5.17%
2005	3.31%